Oak Ridge Technology Insights Fund Class A: ORTAX Class I: ORTHX
Summary Prospectus	July 29, 2016

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory Prospectus and Statement of Additional Information and other information about the Fund online at http://oakridgefunds.com/literature/fund-literature/. You may also obtain this information at no cost by calling 855-551-5521 or by sending an e-mail request to oakridgefunds@umb.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated July 27, 2016, as each may be further amended or supplemented are incorporated by reference into this Summary Prospectus.

Investment Objective

The investment objective of the Oak Ridge Technology Insights Fund (the “Fund”) is to seek long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 34 of the Statutory Prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%[1]	None
Redemption fee	None	None
Wire fee	$20	$20
Overnight check delivery fee	$25	$25
Retirement account fees (annual maintenance fee)	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%		0.80%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses[2]		1.13%		1.13%
Shareholder servicing fee	0.10%		0.10%
All other expenses	1.03%		1.03%
Total annual fund operating expenses		2.18%		1.93%
Fees waived and/or expenses reimbursed[3]		(0.83)%		(0.83)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.35%		1.10%

1

No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.

3

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.35% and 1.10% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until October 31, 2017 and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years
Class A shares	$705	$1,244
Class I shares	$112	$526

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of companies expected to benefit from the development and use of technology (“technology companies”). The advisor considers technology companies to be those whose products, processes or services are being, or are expected to be, significantly benefited by the use or commercial application of technological developments or discoveries. In the advisor’s opinion, that includes, but is not limited to, industries such as information technology, telecommunications, professional services, media, internet commerce, healthcare equipment and alternative energy. Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants and rights. The Fund may invest in initial public offerings (“IPOs”) of equity securities. The Fund will generally consist of 40 to 50 holdings. The Fund concentrates its investments in the securities of technology companies. The Fund will generally invest in companies with market capitalization of $500 million or greater at the time of purchase.

The Fund may invest up to 20% of its net assets in equity securities of non-U.S. issuers. The Fund’s investments in non-U.S. issuers will primarily be through investment in American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund will generally maintain a cash or cash equivalent weighting of up to 10% of the Fund’s net assets although at times this level could increase for limited periods of time.

When selecting securities for the Fund’s portfolio, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with above average potential for earnings growth. A growth style of investing is based on the premise that, over the long term, stock price appreciation follows growth in earnings and revenues. In particular, the Fund’s advisor performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, which should lead to sustained earnings growth and long-term stock price appreciation. When making purchase decisions for the Fund, the Advisor uses a bottom-up approach that involves three primary components:

●

Research — The advisor analyzes research on potential investments from a wide variety of sources, including internally generated analysis, industry experts and research provided by institutions and the brokerage community.

●

Valuation — The advisor values companies by considering metrics such as price-to-sales ratios, and price-to-earnings growth ratios within a peer group. From this process, the Fund’s advisor constructs a list of securities for the Fund to purchase.

●

Portfolio – The investment ideas generated from the research and valuation process are then assembled in a portfolio contemplating position size, relative attractiveness of the issuer, industry/concentration, all within the context of appropriate portfolio diversification for a technology focused fund.

When determining when to sell a particular security, the Fund’s advisor will consider all of the following developments: (1) deteriorating fundamentals of the particular security; (2) the security becomes overvalued; (3) the advisor identifies a more attractive investment opportunity for the Fund; (4) the Fund requires cash to meet redemption requests; or (5) competitive or technological disruptions.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right. If the Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed, and the Fund may not always realize full value on the sale of rights.

IPO Risk. The Fund may invest in securities issued in initial public offerings. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Technology Sector Risk. Because the Fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable and their share prices tend to be more volatile. The Fund’s investment performance will be tied to many factors which affect these companies, including intense competition, consumer preferences, problems with product compatibility and government regulation. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. The Fund’s investments may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund’s net asset value may experience greater fluctuations than that of a fund which is more diversified among sectors or invests in multiple sectors.

Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Investment Advisor

Oak Ridge Investments, LLC (“Oak Ridge” or the “Advisor”).

Portfolio Managers

The portfolio management team is comprised of Robert B. Corman, CFA and Terence M. Quinn. Messrs. Corman and Quinn have been jointly and primarily responsible for the day-to-day management of the Fund’s portfolio since its inception on July 29, 2016.

Purchase and Sale of Fund Shares

Currently, Class A Shares are not available for purchase. At inception, the Fund will begin offering one class of shares: the Class I Shares. It is expected that the Class A Shares will be made available within 12 months of the Fund’s inception. To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
All Accounts	$1,000	$100
Class I Shares
All Accounts	$1,000,000	None

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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